Short-Term Borrowings - Summary of Short-Term Borrowings (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Federal Home Loan Bank advances	$ 110,000,000	$ 603,000,000
Securities sold under agreements to repurchase	216,617,000	242,742,000
Total short-term borrowings	326,617,000	845,742,000	$ 680,344,000
Short-term Debt, Other Disclosures
Maximum month-end outstanding balance	798,933,000	1,034,741,000	680,344,000
Average daily outstanding balance	$ 426,011,000	$ 782,033,000	$ 303,352,000
Average rate during the year	0.18%	0.17%	0.16%
Average rate at year end	0.20%	0.18%	0.15%
Maximum borrowing capacity	$ 180,000,000.0
Amount outstanding at end of period	$ 0